Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	gntof
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	95,253,840
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY